Trade and Other Receivables and Accounts Payable (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 600	$ 1,165
Collateral provided	145	304
Current portion of finance lease receivables	19	52
Loan receivable	1	4
Income taxes receivable	42	64
Trade and other receivables	807	1,589
Accounts payable and accrued liabilities	772	1,069
Interest payable	16	17
Collateral held	9	260
Accounts payable and accrued liabilities	$ 797	$ 1,346